Related Party Transactions (Details) - USD ($)				1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	Apr. 04, 2022	Aug. 12, 2021	Apr. 12, 2021	Aug. 23, 2021	Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Aug. 06, 2022	Aug. 05, 2022	Mar. 08, 2022	Apr. 20, 2021
Related Party Transactions (Details) [Line Items]
Private units description			the Company’s sponsor, Abri Ventures I, LLC (the “Sponsor”) purchased 1,437,500 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $25,000.
Price per shares (in Dollars per share)		$ 11.5
Shares issued of additional private units (in Shares)				18,348			2,000,000
Gross proceeds				$ 183,480
Principal amount received											$ 300,000	$ 300,000
Outstanding under note						$ 300,000	$ 300,000	$ 0
General and administrative services							$ 10,000	$ 10,000
Convertible promissory description	On April 4, 2022, the Company entered a convertible promissory note with its Sponsor of principal amount received of $500,000 to be used for operating expenses. The note was non-interest bearing, unsecured and payable on the date the Company consummates a Business Combination. In the event that a Business Combination did not close prior to August 12, 2022 (or up to February 12, 2023, if the period of time to consummate an Initial Business Combination is extended), the note shall be deemed terminated and no amounts will be owed. At any time, up to a day prior to the closing of an Initial Business Combination, the holder may convert the principal amount into private units of the Company at a conversion price of $10.00 per unit. As of September 30, 2022, there was $500,000 outstanding under the note.
General and administrative services						10,000
Payments for Other Fees					$ 30,000	$ 90,000
IPO [Member]
Related Party Transactions (Details) [Line Items]
Gross proceeds				$ 183,480
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Principal amount received									$ 300,000
Principal amount										$ 573,392
Conversion price (in Dollars per share)					$ 10	$ 10	$ 10
Sponsor [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Outstanding under note							$ 573,392
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Purchased aggregate shares (in Shares)		276,250